Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy Master Trust Investment Assets at Fair Value and NAV

As of December 31, 2025 and 2024, the Plan held no investments outside of its interest held in the Master Trust. The following table sets forth by level, within the fair value hierarchy, the Master Trust’s investment assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Ashland Common Stock Fund
Money Market Fund	$252	$—	$—	$252
Ashland Inc. Common Stock	28,860	—	—	28,860
Shares of Registered Investment Companies	171,539	—	—	171,539
Stable Value Fund Money Market Fund	3,577	—	—	3,577
Total assets in the fair value hierarchy	204,228	—	—	204,228
Common/Collective Trusts (a)	—	—	—	1,164,998
Investments at fair value	$204,228	$—	$—	$1,369,226

(a)
Common/Collective Trusts are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s investment assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Ashland Common Stock Fund
Money Market Fund	$397	$—	$—	$397
Ashland Inc. Common Stock	38,372	—	—	38,372
Shares of Registered Investment Companies	162,677	—	—	162,677
Stable Value Fund Money Market Fund	1,793	—	—	1,793
Total assets in the fair value hierarchy	203,239	—	—	203,239
Common/Collective Trusts (a)	—	—	—	1,099,829
Investments at fair value	$203,239	$—	$—	$1,303,068

(a)
Common/Collective Trusts are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

Investments Measured Using Net Asset Value per Share Practical Expedient – The following table sets forth the investments valued at NAV as of December 31, 2025:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Common/Collective Trusts	$1,164,998	None	Daily	None	None

The following table sets forth the investments valued at NAV as of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Common/Collective Trusts	$1,099,829	None	Daily	None	None